Share Capital and Additional Paid in Capital (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stock by Class

(in thousands of $, except share data)	Shares	Share Capital	Additional paid in capital
Ordinary shares - issued and fully paid:
At December 31, 2017	36,797,238	3,680	895,951
Shares issued	17,302,691	1,730	293,714
At December 31, 2018	54,099,929	5,410	1,189,665
Shares issued	10,655	1	384
At December 31, 2019	54,110,584	5,411	1,190,049